Goodwill and Other Intangible Assets, Net - Changes in goodwill (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Changes in goodwill
Beginning balance			$ 1,358
Egencia acquisition adjustments			7
Currency translation adjustments			(53)
Ending balance	$ 1,312		1,312
Goodwill impairment loss	0	$ 0	0	$ 0
Accumulated goodwill impairment loss	0		0
EG Corporate Travel Holdings LLC (Expedia)
Changes in goodwill
Working capital adjustments payable	$ 6		$ 6